SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) $ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Golden Harvest Trust Limited [Member]
Related Party Transaction [Line Items]
Golden Harvest Trust Limited		$ 528	$ 4,108
Golden Harvest Trust Limited		4	29
HBV Special Opportunities Limited Partner		17	127
Plutus Guardians Fund SPC And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Golden Harvest Trust Limited		8	62	343
HBV Special Opportunities Limited Partner		393	3,060	5,289
Radiant Global Ventures Limited	[1]			376
Mr Zhao [Member]
Related Party Transaction [Line Items]
HBV Special Opportunities Limited Partner		13	99	59
Mr Ting Kin Cheung [Member]
Related Party Transaction [Line Items]
HBV Special Opportunities Limited Partner		67	524	85
HBV Special Opportunities Limited Partner [Member]
Related Party Transaction [Line Items]
HBV Special Opportunities Limited Partner		142	1,109
Divine Star Ventures Limited [Member]
Related Party Transaction [Line Items]
Radiant Global Ventures Limited	[1]	4	31	16
Radiant Global Ventures Limited [Member]
Related Party Transaction [Line Items]
Radiant Global Ventures Limited	[1]	4	28	16
Magic Town Investments Limited [Member]
Related Party Transaction [Line Items]
Magic Town Investments Limited	[2]	$ 771	$ 6,000

[1]	It mainly comprised advances made, reimbursement of expenses paid on behalf of related parties. The amount is unsecured, interest-free and repayable on demand.
[2]	The loan from a related company was unsecured, interest rate 12% per annum and repayable on demand.